CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Statement Of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 50	$ 111